Adasina Social Justice All Cap Global ETF

Schedule of Investments

as of May 31, 2024 (Unaudited)

COMMON STOCKS - 102.9%	Shares	Value
Advertising - 0.7%
Focus Media Information Technology Co. Ltd. - Class A	129,300	$113,164
The Interpublic Group of Companies, Inc.(a)	34,642	1,086,720
		1,199,884

Aerospace & Defense - 0.1%
Barnes Group, Inc.	2,965	114,123

Agriculture - 0.0%(b)
GrainCorp Ltd. - Class A	6,636	36,718

Apparel - 0.0%(b)
On Holding AG - Class A(a)(c)	878	37,350

Auto Manufacturers - 0.2%Quality@212
Great Wall Motor Co. Ltd. - Class H	215,596	371,482
Tofas Turk Otomobil Fabrikasi AS	112	1,074
		372,556

Auto Parts & Equipment - 0.1%
Denso Corp.	1,476	23,885
Fox Factory Holding Corp.(c)	784	36,550
Gentherm, Inc.(c)	48	2,589
Huayu Automotive Systems Co. Ltd. - Class A	23,800	52,798
Methode Electronics, Inc.	5,493	64,707
PWR Holdings Ltd.	4,504	33,099
Visteon Corp.(c)	325	36,195
Vitesco Technologies Group AG	6	418
		250,241

Banks - 6.6%
1st Source Corp.	3,764	193,545
Akbank TAS	876	1,806
Associated Banc-Corp.	4,091	87,629
Banco de Sabadell SA	16,344	34,395
Bangkok Bank PCL	18,293	67,872
Bank Central Asia Tbk PT	917,807	522,444
Bank of Changsha Co. Ltd. - Class A	29,700	35,219
Bank of Chengdu Co. Ltd. - Class A	31,700	69,141
Bank of Suzhou Co. Ltd. - Class A	45,800	50,580
Bankinter SA	5,854	51,603
BankUnited, Inc.(a)	1,260	36,149
Banner Corp.	42	1,967
Banque Cantonale Vaudoise	846	89,134
BDO Unibank, Inc.	461,532	1,025,276
BOC Hong Kong Holdings Ltd.	129,937	406,917
Canadian Western Bank	2,738	50,877
Cembra Money Bank AG	8	648
City Holding Co.	1,841	188,187
Columbia Banking System, Inc.	42	810
Computershare Ltd.	8,952	158,006
Credicorp Ltd.	4,188	692,360
Cullen/Frost Bankers, Inc.(a)	859	87,257
East West Bancorp, Inc.(a)	14,729	1,092,745
FinecoBank Banca Fineco SpA	106	1,708

First Interstate BancSystem, Inc. - Class A	1,312	34,821
First Merchants Corp.(a)	1,084	35,826
Glacier Bancorp, Inc.	932	34,838
Grupo Financiero Inbursa SAB de CV(c)	120,269	320,181
Hang Seng Bank Ltd.	50,061	694,923
Hope Bancorp, Inc.	13,182	138,807
Kasikornbank PCL	14,318	50,983
Laurentian Bank of Canada	8,376	153,308
Live Oak Bancshares, Inc.	28	965
M&T Bank Corp.	11,281	1,710,200
Malayan Banking Bhd	236,388	498,690
NBT Bancorp, Inc.	3,745	139,239
NU Holdings Ltd./Cayman Islands - Class A(c)	26,022	309,141
Paragon Banking Group PLC	13,888	135,181
Popular, Inc.	393	34,981
Powszechna Kasa Oszczednosci Bank Polski SA	20,971	316,190
Prosperity Bancshares, Inc.	1,415	88,155
Renasant Corp.	4,038	121,625
S&T Bancorp, Inc.(a)	4,814	153,615
Sandy Spring Bancorp, Inc.	48	1,125
SCB X PCL	267,642	771,135
Shanghai Rural Commercial Bank Co. Ltd. - Class A	77,400	84,409
SouthState Corp.(a)	680	52,571
SpareBank 1 SR-Bank ASA	7,935	102,460
Stock Yards Bancorp, Inc.	1,879	88,031
Triumph Financial, Inc.(c)	497	36,927
United Bankshares, Inc.	1,573	51,028
Valiant Holding AG	381	43,499
Valley National Bancorp(a)	70	499
Walker & Dunlop, Inc.	911	87,447
Webster Financial Corp.	1,583	70,000
Westamerica BanCorp	2,516	122,831
Western Alliance Bancorp	1,096	69,081
Yapi ve Kredi Bankasi AS	1,560	1,565
		11,500,552

Beverages - 1.2%
Anheuser-Busch InBev SA/NV - ADR(a)	16,674	1,051,629
Anhui Gujing Distillery Co. Ltd. - Class A	1,500	51,912
Asahi Group Holdings Ltd.	11,487	419,656
Becle SAB de CV	17,558	32,143
Britvic PLC	8,412	103,407
Celsius Holdings, Inc.(c)	359	28,713
JDE Peet's NV	1,771	38,875
Kirin Holdings Co. Ltd.	15,608	216,026
Remy Cointreau SA	8	743
Royal Unibrew A/S(c)	14	1,147
Sapporo Holdings Ltd.	1,014	34,250
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	1,000	33,316
Suntory Beverage & Food Ltd.	2,349	85,966
Wuliangye Yibin Co. Ltd. - Class A	1,600	32,402
		2,130,185

Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc.(c)	252	37,404
Argenx SE(c)	125	46,233
Biogen, Inc.(c)	1,091	245,410
Biohaven Ltd.(c)	971	34,082
BioMarin Pharmaceutical, Inc.(c)	803	60,281
Exelixis, Inc.(c)	1,717	37,242
Genmab A/S(c)	125	35,240

Guardant Health, Inc.(c)	1,388	37,615
Halozyme Therapeutics, Inc.(c)	788	34,900
Innoviva, Inc.(c)	3,266	51,570
Insmed, Inc.(c)	3,311	182,271
Intellia Therapeutics, Inc.(c)	1,445	30,894
Ionis Pharmaceuticals, Inc.(c)	906	34,038
Ligand Pharmaceuticals, Inc.(c)	1,172	99,679
Moderna, Inc.(c)	665	94,796
Omniab, Inc.(c)(d)	119	0
Omniab, Inc.(c)(d)	119	0
REGENXBIO, Inc.(c)	2,049	29,403
Rocket Pharmaceuticals, Inc.(c)	1,664	35,476
Royalty Pharma PLC - Class A	4,326	118,576
Sarepta Therapeutics, Inc.(c)	299	38,828
Veracyte, Inc.(c)	2,524	52,373
Vertex Pharmaceuticals, Inc.(c)	1,593	725,357
Xencor, Inc.(c)	2,147	51,013
		2,112,681

Building Materials - 1.3%
AAON, Inc.	666	49,983
American Woodmark Corp.(c)	1,965	169,206
AZEK Co., Inc.(c)	1,817	87,143
Boise Cascade Co.(a)	14	1,922
Geberit AG	439	267,833
JELD-WEN Holding, Inc.(c)	7,657	118,760
Lennox International, Inc.	129	64,835
Lixil Corp.	102	1,120
Masco Corp.	17,869	1,249,401
Masterbrand, Inc.(c)	2,183	36,478
Modine Manufacturing Co.(c)	506	51,066
Simpson Manufacturing Co., Inc.	607	100,713
SPX Technologies, Inc.(c)	614	85,604
TOTO Ltd.	26	649
Trex Co., Inc.(c)	414	35,803
		2,320,516

Chemicals - 2.8%
Aica Kogyo Co. Ltd.	1,579	34,726
Asahi Kasei Corp.	79,958	521,537
Axalta Coating Systems Ltd.(c)	6,933	246,745
Clariant AG	7,502	119,746
DIC Corp.	2,303	47,659
EMS-Chemie Holding AG	766	631,718
Eternal Materials Co. Ltd.	24,720	23,733
HB Fuller Co.	3,073	244,703
Kaneka Corp.	2,031	54,580
Kansai Paint Co. Ltd.	3,264	54,419
LANXESS AG	1,860	50,076
Nippon Paint Holdings Co. Ltd.	8,399	56,494
Nitto Denko Corp.	8,297	633,316
Quaker Chemical Corp.	666	120,779
Rogers Corp.(c)	441	52,038
RPM International, Inc.	15,922	1,784,856
Sensient Technologies Corp.	2,095	162,719
Symrise AG	186	22,080
Wacker Chemie AG	442	48,895
Zeon Corp.	68	630
		4,911,449

Commercial Services - 7.6%
Adyen NV(c)	25	32,155
Amadeus IT Group SA	679	48,164
Anhui Expressway Co. Ltd. - Class H	27,508	34,669
API Group Corp.(c)	3,301	117,648
Applus Services, S.A.	6,228	86,001
Ashtead Group PLC	64	4,635
Automatic Data Processing, Inc.	9,125	2,234,895
Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	682,400	476,663
Boyd Group Services, Inc.	511	85,530
Brambles Ltd.	75,101	711,228
CBIZ, Inc.(c)	1,339	101,523
CCR SA	14,822	33,982
Cimpress PLC(c)	12	990
Deluxe Corp.(a)	4,679	106,354
Dun & Bradstreet Holdings, Inc.(a)	5,263	50,472
Element Fleet Management Corp.	238	4,229
Euronet Worldwide, Inc.(c)	471	54,909
EVERTEC, Inc.	1,006	35,180
Experian PLC	1,441	66,177
Gartner, Inc.(c)	2,287	959,785
Graham Holdings Co. - Class B	116	87,282
Green Dot Corp. - Class A(c)	474	4,697
Herc Holdings, Inc.	694	100,679
Huron Consulting Group, Inc.(a)(c)	2,946	260,161
Insperity, Inc.	527	49,917
ISS A/S	64	1,241
Korn Ferry	1,618	106,691
Localiza Rent a Car SA	4,135	33,405
MarketAxess Holdings, Inc.	318	63,260
Medifast, Inc.(a)	1,338	34,440
Moody's Corp.	3,734	1,482,361
Pagegroup PLC	168	979
Paylocity Holding Corp.(c)	237	33,694
Persol Holdings Co. Ltd.	380	547
Quanta Services, Inc.	4,978	1,373,629
Recruit Holdings Co. Ltd.	3,892	196,848
Robert Half, Inc.	2,368	152,097
S&P Global, Inc.	4,497	1,922,513
Shandong Hi-speed Co. Ltd. - Class A	56,900	69,436
SmartGroup Corp. Ltd.	9,050	49,233
The Bidvest Group Ltd.	9,123	119,017
TOPPAN Holdings, Inc.	26	673
TriNet Group, Inc.	821	85,359
United Rentals, Inc.	2,206	1,476,718
WEX, Inc.(c)	565	105,836
WillScot Mobile Mini Holdings Corp.(a)(c)	1,824	71,920
Zigup PLC	15,300	84,933
		13,212,755

Computers - 4.0%
Addnode Group AB	5,868	67,623
Amdocs Ltd.	7,569	597,951
Bechtle AG	18	872
Bytes Technology Group PLC	4,757	33,826
CANCOM SE	20	669
Compal Electronics, Inc.	43,777	50,069
Crowdstrike Holdings, Inc. - Class A(c)	1,161	364,171
CyberArk Software Ltd.(c)	146	33,471
EPAM Systems, Inc.(c)	763	135,761
ExlService Holdings, Inc.(c)	1,743	52,046

Genpact Ltd.	3,188	105,395
Insight Enterprises, Inc.(c)	261	51,025
Logitech International SA(c)	1,677	166,185
NetApp, Inc.	16,287	1,961,443
Netcompany Group A/S(c)	18	788
Nomura Research Institute Ltd.	1,316	35,206
Obic Co. Ltd.	323	41,859
Otsuka Corp.	42	797
Pure Storage, Inc. - Class A(c)	18,854	1,136,708
Qualys, Inc.(a)(c)	360	50,623
Quanta Computer, Inc.	227,640	1,925,460
Rapid7, Inc.(a)(c)	941	34,008
Tenable Holdings, Inc.(c)	840	35,440
TietoEVRY Oyj	86	1,731
Varonis Systems, Inc.(a)(c)	1,214	52,153
		6,935,280

Cosmetics & Personal Care - 0.2%
Amorepacific Corp.	315	44,182
Haleon PLC	3,770	15,605
Unicharm Corp.	6,203	199,379
		259,166

Distribution & Wholesale - 2.6%
Bossard Holding AG	2	487
Bufab AB	1,445	52,979
Core & Main, Inc. - Class A(c)	633	36,435
Ferguson PLC	3,650	750,951
Inchcape PLC	3,345	33,901
NAGASE & COMPANY, Ltd.	2,572	50,361
OPENLANE, Inc.(c)	4,190	72,277
Pool Corp.(a)	1,530	556,231
Resideo Technologies, Inc.(c)	1,688	36,461
Rexel SA	1,657	50,026
RS GROUP PLC	3,466	31,045
ScanSource, Inc.(c)	3,205	152,013
SiteOne Landscape Supply, Inc.(a)(c)	569	88,093
W.W. Grainger, Inc.(a)	1,941	1,788,554
Watsco, Inc.	1,605	762,214
WESCO International, Inc.	644	115,592
		4,577,620

Diversified Financial Services - 8.8%
Affiliated Managers Group, Inc.	997	162,112
Air Lease Corp.(a)	2,899	138,108
Anima Holding SpA	9,830	52,311
Artisan Partners Asset Management, Inc. - Class A(a)	3,522	155,074
ASX Ltd.	3,231	133,976
B3 SA - Brasil Bolsa Balcao	204,569	420,359
Banca IFIS SpA	36	789
BGC Group, Inc. - Class A	5,913	51,266
Bolsa Mexicana de Valores SAB de CV	26,994	48,817
Brightsphere Investment Group, Inc.	4,709	104,398
Brookfield Asset Management Ltd.	6	235
Capitec Bank Holdings Ltd.	2,250	254,536
Cboe Global Markets, Inc.	76	13,147
CI Financial Corp.	17,089	183,408
Columbia Financial, Inc.(c)	56	812
CTBC Financial Holding Co. Ltd.	228,471	249,672
Deutsche Boerse AG	2,777	551,390

E.Sun Financial Holding Co. Ltd.	48,582	42,892
Euronext NV	366	35,899
First Financial Holding Co. Ltd.	54,078	45,908
First National Financial Corp.	5,917	160,562
Fubon Financial Holding Co. Ltd.	61,357	139,026
GF Securities Co. Ltd. - Class H	255,010	230,780
Guotai Junan Securities Co. Ltd. - Class H	794,334	842,730
Helia Group Ltd.	18,540	50,800
Houlihan Lokey, Inc.	891	120,597
IG Group Holdings PLC	3,482	35,910
IGM Financial, Inc.	7,854	209,782
Japan Exchange Group, Inc.	78	1,830
Korea Investment Holdings Co. Ltd.	1,080	50,858
London Stock Exchange Group PLC	78	9,099
Mastercard, Inc. - Class A	8,224	3,676,704
McMillan Shakespeare Ltd.	4,396	48,414
Mega Financial Holding Co. Ltd.	56,351	67,929
Mitsubishi HC Capital, Inc.	5,550	36,748
Nasdaq, Inc.	28,246	1,667,361
Pagseguro Digital Ltd. - Class A(c)	7,031	86,130
Piper Sandler Cos.	245	51,886
Qifu Technology, Inc. - ADR	1,802	34,815
Radian Group, Inc.	4,763	148,796
Samsung Card Co. Ltd.	3,639	106,446
Singapore Exchange Ltd.	11,262	79,651
Taiwan Cooperative Financial Holding Co. Ltd.	281,107	221,716
Tamburi Investment Partners SpA	102	1,042
TMX Group Ltd.	6,549	175,742
Tradeweb Markets, Inc. - Class A	7,996	871,644
Virtus Investment Partners, Inc.	686	156,813
Visa, Inc. - Class A	11,938	3,252,627
Yuanta Financial Holding Co. Ltd.	200,491	195,886
		15,377,433

Electric - 1.9%
Auren Energia SA	44,466	101,185
Boralex, Inc. - Class A(c)	7,776	197,316
CPFL Energia SA	31,557	202,040
EDP Renovaveis SA	2,078	33,207
Elia Group SA/NV	2,474	250,851
Hydro One Ltd.	68,252	1,965,722
Innergex Renewable Energy, Inc.	15,286	109,446
Verbund AG - Class A	4,641	381,901
		3,241,668

Electrical Components & Equipment - 0.3%
Belden, Inc.	745	71,289
Encore Wire Corp.	497	143,499
EnerSys	1,188	128,114
Huber + Suhner AG	607	51,337
Novanta, Inc.(c)	323	52,378
Ta Ya Electric Wire & Cable	22,714	34,393
		481,010

Electronics - 0.9%
Allegion PLC	331	40,322
Anritsu Corp.	74	543
AT&S Austria Technologie & Systemtechnik AG	22	507
Avnet, Inc.	1,932	105,487
Camtek Ltd./Israel	340	34,819

Delta Electronics Thailand PCL	127,105	254,797
El.En. SpA	4,567	49,877
Horiba Ltd.	417	33,117
Hubbell, Inc.	85	33,056
Mettler-Toledo International, Inc.(c)	414	581,293
MINEBEA MITSUMI, Inc.	62	1,297
NEXTracker, Inc. - Class A(c)	635	35,033
NIDEC CORP.	200	9,982
nVent Electric PLC	455	37,028
Oxford Instruments PLC	1,166	37,114
Sartorius AG	159	33,556
Shenzhen Inovance Technology Co. Ltd. - Class A	3,700	29,594
Shimadzu Corp.	40	1,036
Spectris PLC	1,523	63,408
Synnex Technology International Corp.	13,124	34,194
Venture Corp. Ltd.	5,112	53,022
WPG Holdings Ltd.	19,015	50,599
Yokogawa Electric Corp.	1,341	34,441
		1,554,122

Energy - Alternate Sources - 0.1%
Corp. ACCIONA Energias Renovables SA	1,374	31,921
Encavis AG(c)	2,196	40,861
Landis+Gyr Group AG	6	509
Nordex SE(c)	58	908
Scatec ASA(c)	7,393	61,353
Shoals Technologies Group, Inc. - Class A(c)	4,539	35,722
Solaria Energia y Medio Ambiente SA(c)	2,519	32,241
Vestas Wind Systems AS(c)	1,192	33,458
		236,973

Engineering & Construction - 0.9%
Aena SME SA(c)	2,544	496,013
Bilfinger SE	3,115	169,758
Comfort Systems USA, Inc.	117	38,299
COMSYS Holdings Corp.	2,541	50,902
CTCI Corp.	20,617	30,677
Dycom Industries, Inc.(c)	412	74,144
EXEO Group, Inc.	6,714	68,958
Flughafen Zurich AG	320	68,069
Frontdoor, Inc.(c)	2,009	71,058
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3,393	63,546
INFRONEER Holdings, Inc.	60	520
Japan Airport Terminal Co. Ltd.	14	492
Kajima Corp.	2,111	35,713
Kinden Corp.	3,373	71,862
Kyudenko Corp.	1,312	53,417
Nishimatsu Construction Co. Ltd.	24	668
Sacyr SA	27,459	102,843
Sarana Menara Nusantara Tbk PT	777,796	33,026
Shimizu Corp.	134	742
SPIE SA	1,678	69,113
TopBuild Corp.(a)(c)	92	38,451
		1,538,271

Entertainment - 0.3%
Betsson AB(c)	3,319	37,996
Flutter Entertainment PLC(c)	335	63,552
IMAX Corp.(c)	3,189	52,427
International Game Technology PLC	3,604	71,143

Light & Wonder, Inc. - Class A(c)	573	54,710
OPAP SA	6,139	97,635
The Lottery Corp. Ltd.	43,000	139,268
Universal Music Group NV	272	8,439
		525,170

Environmental Control - 0.1%
Fluidra SA	1,354	32,837
Sweco AB	4,076	56,971
		89,808

Food - 1.8%
Aeon Co. Ltd.	11,138	240,061
Aryzta AG(c)	26,009	52,009
Axfood AB - Class B	62	1,643
Bid Corp. Ltd.	6,128	135,348
Calbee, Inc.	62	1,220
Cranswick PLC	910	51,501
Ezaki Glico Co. Ltd.	116	2,997
Grocery Outlet Holding Corp.(c)	1,819	40,000
Grupo Comercial Chedraui SA de CV	5,515	40,576
Kellanova	20,174	1,217,299
Kesko Oyj - Class B	3,855	69,973
Kewpie Corp.	568	11,252
Lancaster Colony Corp.	54	10,017
Maple Leaf Foods, Inc.	4,049	67,129
Megmilk Snow Brand Co. Ltd.	224	3,622
METRO AG	144	767
Nichirei Corp.	1,488	33,662
Nippn Corp.	760	10,775
Nissin Foods Holdings Co. Ltd.	1,687	42,490
Nomad Foods Ltd.	2,911	51,117
Ocado Group PLC(c)	84	400
Orion Corp./Republic of Korea	508	33,645
Premier Foods PLC	19,774	43,102
The Hain Celestial Group, Inc.(c)	86	659
The J.M. Smucker Co.	6,910	771,433
The North West Co., Inc.	8,252	227,919
Yamazaki Baking Co. Ltd.	838	18,435
		3,179,051

Forest Products & Paper - 0.0%(b)
Cascades, Inc.	9,738	69,580

Hand & Machine Tools - 1.8%
DMG Mori Co. Ltd.	1,824	51,861
Enerpac Tool Group Corp.	5,934	233,325
Konecranes Oyj	620	35,403
Makita Corp.	36	1,061
MSA Safety, Inc.	562	101,160
Snap-on, Inc.	8,278	2,258,735
Techtronic Industries Co. Ltd.	33,119	405,132
		3,086,677

Healthcare - Products - 4.3%
Andon Health Co. Ltd. - Class A	5,400	31,234
Axonics, Inc.(c)	515	34,551
Bio-Techne Corp.	2,276	175,684
Cochlear Ltd.	269	57,705
CONMED Corp.(a)	711	54,349

ConvaTec Group PLC	17,087	54,083
Danaher Corp.	6,951	1,785,017
Demant A/S(c)	768	36,775
Dentium Co. Ltd.	408	33,063
EBOS Group Ltd.	28	569
Elekta AB - Class B	74	606
Embecta Corp.	62	767
Enovis Corp.(c)	1,743	87,621
Envista Holdings Corp.(c)	2,863	55,428
GE HealthCare Technologies, Inc.	645	50,310
Glaukos Corp.(a)(c)	483	54,444
Haemonetics Corp.(a)(c)	610	51,289
IDEXX Laboratories, Inc.(c)	1,224	608,267
Inari Medical, Inc.(a)(c)	10	500
Inspire Medical Systems, Inc.(a)(c)	329	52,242
Insulet Corp.(c)	478	84,697
Integer Holdings Corp.(a)(c)	584	70,804
Integra LifeSciences Holdings Corp.(c)	1,841	56,887
Intuitive Surgical, Inc.(c)	3,042	1,223,249
Lantheus Holdings, Inc.(a)(c)	443	36,251
Masimo Corp.(a)(c)	431	53,659
Merit Medical Systems, Inc.(c)	651	52,829
Nevro Corp.(c)	2,192	20,495
Olympus Corp.	2,150	33,841
Pacific Biosciences of California, Inc.(c)	19,612	35,105
Patterson Cos., Inc.	1,428	35,114
QuidelOrtho Corp.(c)	833	36,810
Repligen Corp.(a)(c)	227	33,843
ResMed, Inc.	2,060	425,040
Shockwave Medical, Inc.(a)(c)	306	102,510
Smith & Nephew PLC	3,138	39,570
Sonova Holding AG	108	34,095
Straumann Holding AG	368	47,726
Sysmex Corp.	2,861	48,783
Teleflex, Inc.	1,337	279,527
The Cooper Cos, Inc.	5,473	516,159
Varex Imaging Corp.(c)	4,744	73,295
Waters Corp.(a)(c)	1,643	507,523
West Pharmaceutical Services, Inc.	1,032	342,015
		7,414,331

Healthcare - Services - 0.7%
Bangkok Dusit Medical Services PCL	46,549	34,162
BioMerieux	331	34,909
Bumrungrad Hospital PCL	5,289	34,790
Chemed Corp.	156	86,482
Encompass Health Corp.	1,229	106,173
Eurofins Scientific SE	704	42,310
Fortrea Holdings, Inc.(c)	1,297	32,931
IHH Healthcare Bhd	25,874	34,026
Medpace Holdings, Inc.(c)	93	35,930
Molina Healthcare, Inc.(c)	1,029	323,703
Ramsay Health Care Ltd.	3,160	99,004
Rede D'Or Sao Luiz SA	22,587	117,579
Select Medical Holdings Corp.	82	2,833
Sonic Healthcare Ltd.	7,446	120,481
Teladoc Health, Inc.(c)	4,549	51,131
		1,156,444

Home Builders - 0.2%
Century Communities, Inc.	612	51,659

Iida Group Holdings Co. Ltd.	62	845
Installed Building Products, Inc.	579	122,655
LCI Industries	483	53,072
Sekisui House Ltd.	46	1,034
Tri Pointe Homes, Inc.(c)	2,307	89,350
		318,615

Home Furnishings - 0.1%
Dolby Laboratories, Inc. - Class A	1,959	158,699
VTech Holdings Ltd.	4,813	34,482
		193,181

Household Products & Wares - 0.1%
Henkel AG & Co. KGaA	514	41,068
Reynolds Consumer Products, Inc.	1,786	50,794
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. - Class A	23,800	37,159
Spectrum Brands Holdings, Inc.	554	49,716
		178,737

Housewares - 0.0%(b)
Newell Brands, Inc.	4,269	32,957

Insurance - 7.8%
Aflac, Inc.	38,592	3,468,263
Ageas SA/NV	2,273	112,768
AIA Group Ltd.	61,976	478,880
Aon PLC - Class A	375	105,615
Arch Capital Group Ltd.(c)	256	26,273
ASR Nederland NV	14	675
Assured Guaranty Ltd.(a)	918	71,347
Baloise Holding AG	638	110,252
Beazley PLC	3,936	34,578
Brighthouse Financial, Inc.(c)	1,998	88,931
Brown & Brown, Inc.	14,151	1,266,656
Caixa Seguridade Participacoes S/A	17,712	49,404
Challenger Ltd.	8,501	36,635
CNO Financial Group, Inc.	3,663	105,092
Dai-ichi Life Holdings, Inc.	2,104	56,327
DB Insurance Co. Ltd.	620	46,347
Definity Financial Corp. (c)	1,663	52,739
Employers Holdings, Inc.	2,938	123,925
Gjensidige Forsikring ASA	9,478	165,795
Helvetia Holding AG	605	81,212
Hiscox Ltd.	2,304	33,500
Horace Mann Educators Corp.	4,703	160,702
Hyundai Marine & Fire Insurance Co. Ltd.	1,260	29,849
iA Financial Corp., Inc.	2,330	151,681
Insurance Australia Group Ltd.	606	2,499
Intact Financial Corp.	9,406	1,573,520
Jackson Financial, Inc. - Class A(a)	1,599	121,540
Just Group PLC	25,058	33,053
Kinsale Capital Group, Inc.(a)	91	34,909
Lancashire Holdings Ltd.	6,493	52,330
Lincoln National Corp.	4,326	142,715
MGIC Investment Corp.	3,535	74,235
nib holdings Ltd./Australia	302	1,494
Odontoprev SA	24,139	51,256
Palomar Holdings, Inc.(c)	448	38,008
Phoenix Group Holdings PLC	18,922	119,542
ProAssurance Corp.(a)(c)	6,631	95,287

Prudential PLC	10,578	100,606
Reinsurance Group of America, Inc.	180	37,764
Ryan Specialty Holdings, Inc.	3,754	208,460
Safety Insurance Group, Inc.	2,054	158,877
Sampo Oyj	1,133	48,511
Selective Insurance Group, Inc.	539	52,612
Steadfast Group Ltd.	17,734	65,103
Storebrand ASA	11,248	121,460
Suncorp Group Ltd.	5,909	62,523
T&D Holdings, Inc.	3,083	55,433
Talanx AG	895	71,073
The Hanover Insurance Group, Inc.	594	78,366
The Progressive Corp.	9,592	2,025,639
Tryg A/S	2,252	46,281
Unipol Gruppo SpA	3,335	34,232
Willis Towers Watson PLC	4,649	1,186,843
		13,551,617

Internet - 2.8%
Auto Trader Group PLC	8,214	85,359
CAR Group Ltd.	3,381	78,451
CDW Corp.	4,555	1,018,589
CyberAgent, Inc.	120	722
Delivery Hero SE(c)	18	545
Full Truck Alliance Co. Ltd. - ADR	4,016	35,502
Grab Holdings Ltd. - Class A(c)	9,438	34,638
iQIYI, Inc. - ADR(c)	7,545	34,933
IRESS Ltd.	9,750	51,939
Kuaishou Technology(c)	7,070	50,110
LY Corp.	23,444	55,632
M3, Inc.	154	1,494
Magnite, Inc.(c)	2,836	34,996
MercadoLibre, Inc.(c)	568	980,129
MONY Group PLC	9,243	26,479
NAVER Corp.	1,641	201,725
Palo Alto Networks, Inc.(c)	3,113	918,055
Perficient, Inc.(c)	483	35,815
Q2 Holdings, Inc.(a)(c)	638	38,803
Reply SpA	4	549
Rightmove PLC	5,073	34,439
Scout24 SE	469	35,233
SEEK Ltd.	4,463	66,604
TechTarget, Inc.(c)	1,925	58,174
United Internet AG	28	663
VeriSign, Inc.(c)	5,404	942,025
Vitec Software Group AB	673	34,395
Wix.com Ltd.(c)	214	34,475
Ziff Davis, Inc.(a)(c)	964	55,536
		4,946,009

Investment Companies - 0.9%
EXOR NV	312	34,853
Groupe Bruxelles Lambert NV	19,933	1,519,076
Kinnevik AB - Class B(c)	72	831
Sofina SA	4	965
		1,555,725

Leisure Time - 0.1%
BRP, Inc. - SVS	820	51,228
Shimano, Inc.	6	981

Yamaha Corp.	20	454
YETI Holdings, Inc.(a)(c)	917	37,358
		90,021

Lodging - 0.3%
Boyd Gaming Corp.	2,333	124,396
Dalata Hotel Group PLC	7,080	32,358
H World Group Ltd.	33,905	123,080
Kyoritsu Maintenance Co. Ltd.	1,687	33,290
Scandic Hotels Group AB(c)	14,299	84,838
Whitbread PLC	3,694	138,886
		536,848

Machinery - Construction & Mining - 0.0%(b)
Vertiv Holdings Co. - Class A	357	35,011

Machinery - Diversified - 5.5%
ATS Corp.(c)	1,096	34,911
Beijer Ref AB	44	712
Cognex Corp.	1,531	69,691
Crane Co.	474	70,664
CSW Industrials, Inc.	200	50,852
Daifuku Co. Ltd.	2,062	35,999
Deutz AG	6,875	38,959
Esab Corp.	864	88,836
FANUC Corp.	20,312	568,599
Graco, Inc.	32,646	2,636,165
Husqvarna AB - Class B	136	1,121
Kadant, Inc.	247	70,644
Komax Holding AG	2	361
Kone Oyj - Class B	1,809	91,889
Krones AG	4	547
Nabtesco Corp.	34	557
Nordson Corp.	7,386	1,733,642
Tennant Co.	384	39,421
The Toro Co.(a)	1,645	131,913
Watts Water Technologies, Inc. - Class A	668	133,019
WEG SA	94,223	677,113
Xylem, Inc.	19,600	2,763,992
Yaskawa Electric Corp.	8,166	311,113
		9,550,720

Media - 1.0%
Cable One, Inc.(a)	144	55,571
Cogeco Communications, Inc.	2,163	83,004
FactSet Research Systems, Inc.(a)	1,124	454,388
Informa PLC	5,389	58,170
ITV PLC	34,414	34,878
Liberty Global Ltd. - Class A(c)	4,100	68,347
Schibsted ASA - Class A	1,993	57,694
Scholastic Corp.	3,275	118,817
Sirius XM Holdings, Inc.(a)	36,771	103,694
The New York Times Co. - Class A	2,137	109,414
Vivendi SE	42,063	461,202
Wolters Kluwer NV	379	60,091
		1,665,270

Metal Fabricate & Hardware - 0.6%
AZZ, Inc.	3,245	272,191
Helios Technologies, Inc.	1,028	51,482

Lindab International AB	1,746	39,810
MISUMI Group, Inc.	54	927
Mueller Industries, Inc.	1,505	88,660
NSK Ltd.	122	598
Proto Labs, Inc.(c)	1,757	54,414
Reliance Worldwide Corp. Ltd.	10,768	34,732
Standex International Corp.	224	37,679
VAT Group AG	956	515,645
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class A	8,300	26,376
		1,122,514

Miscellaneous Manufacturers - 0.3%
China Railway Signal & Communication Corp. Ltd. - Class H	77,345	32,625
Diploma PLC	1,137	59,237
Enpro, Inc.(a)	468	71,726
Fabrinet(a)(c)	224	53,655
Federal Signal Corp.	1,172	107,848
Hillenbrand, Inc.	2,335	108,554
Indutrade AB	2,024	52,038
Knorr-Bremse AG	110	8,431
Nikon Corp.	3,361	34,862
Stadler Rail AG	34	1,038
Volution Group PLC	6,452	37,048
		567,062

Miscellaneous Manufacturing - 1.1%
Carlisle Companies, Inc.	4,331	1,811,614
Trelleborg AB - Class B	1,306	50,789
		1,862,403

Office & Business Equipment - 0.0%(b)
Ricoh Co. Ltd.	3,997	35,698
Seiko Epson Corp.	2,200	35,378
		71,076

Office Furnishings - 0.1%
Steelcase, Inc. - Class A	10,418	142,310

Packaging & Containers - 0.4%
AptarGroup, Inc.	1,428	210,901
Huhtamaki Oyj	1,302	52,496
Sealed Air Corp.	2,803	108,953
SIG Group AG	3,401	70,610
Silgan Holdings, Inc.	2,941	138,962
Sonoco Products Co.	70	4,296
TriMas Corp.	3,315	88,245
		674,463

Pharmaceuticals - 4.9%
Agios Pharmaceuticals, Inc.(c)	155	5,633
Amplifon SpA	1,569	57,657
Aspen Pharmacare Holdings Ltd.	168	2,073
Astellas Pharma, Inc.	27,822	274,157
AstraZeneca PLC	7,462	1,158,129
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - Class A	3,600	33,853
Bristol-Myers Squibb Co.	40,461	1,662,542
Celltrion, Inc.	267	33,979
Genomma Lab Internacional SAB de CV - Class B	33,090	34,480
Hikma Pharmaceuticals PLC	2,123	52,168
Huadong Medicine Co. Ltd. - Class A	5,100	22,269

Imeik Technology Development Co. Ltd. - Class A	980	27,210
Ironwood Pharmaceuticals, Inc.(c)	4,095	25,799
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	5,800	33,916
Kalbe Farma Tbk PT	4,972	456
Merck & Co., Inc.	33,506	4,206,343
Neurocrine Biosciences, Inc.(c)	332	44,956
Option Care Health, Inc.(c)	1,241	37,007
Organon & Co.	1,627	34,704
Orion Oyj - Class B	30	1,221
Otsuka Holdings Co. Ltd.	7,126	293,574
Pacira BioSciences, Inc.(a)(c)	46	1,395
Prestige Consumer Healthcare, Inc.(c)	548	35,242
Recordati Industria Chimica e Farmaceutica SpA	1,022	53,699
Richter Gedeon Nyrt	38	962
Shionogi & Co. Ltd.	1,043	46,726
Sinopharm Group Co. Ltd. - Class H	12,417	33,648
Supernus Pharmaceuticals, Inc.(c)	3,148	85,374
Takeda Pharmaceutical Co. Ltd.	1,436	38,133
UCB SA	396	55,306
Yuhan Corp.	652	32,399
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	1,000	31,336
		8,456,346

Private Equity - 0.8%
3i Group PLC	34,106	1,243,226
EQT AB	1,559	47,138
Intermediate Capital Group PLC	3,987	117,262
Ratos AB - Class B	8,907	33,673
		1,441,299

Real Estate - 0.4%
Anywhere Real Estate, Inc.(c)	23,117	94,086
China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	64,300	85,656
Direcional Engenharia SA	11,120	51,984
Greentown China Holdings Ltd.	34,515	33,662
Marcus & Millichap, Inc.	4,189	135,430
PEXA Group Ltd.(c)	78	759
Poly Developments and Holdings Group Co. Ltd. - Class A	24,200	34,142
REA Group Ltd.	1,307	162,292
Sumitomo Realty & Development Co. Ltd.	1,658	51,730
Tokyu Fudosan Holdings Corp.	18,470	127,643
		777,384

Retail - 1.0%
Alsea SAB de CV(c)	8,411	33,169
B&M European Value Retail SA	11,383	78,928
Bermaz Auto Bhd	65,639	33,886
BJ's Wholesale Club Holdings, Inc.(c)	482	42,450
Cosmos Pharmaceutical Corp.	6	485
CP ALL PCL	215,133	336,237
Eagers Automotive Ltd.	72	485
EDION Corp.	1,158	11,606
El Puerto de Liverpool SAB de CV	4,580	34,645
Europris ASA	23,253	154,665
Freshpet, Inc.(c)	406	53,255
GMS, Inc.(a)(c)	940	88,322
HLA Group Corp. Ltd. - Class A	39,800	53,129
JUMBO SA	22	631
Marui Group Co. Ltd.	62	921
MatsukiyoCocokara & Co.	70	988

MR DIY Group M Bhd	72,462	27,864
MSC Industrial Direct Co., Inc. - Class A(a)	1,805	155,049
National Vision Holdings, Inc.(c)	3,491	52,679
Nitori Holdings Co. Ltd.	486	53,720
Pan Pacific International Holdings Corp.	106	2,723
Pandora A/S	220	35,990
Papa John's International, Inc.	1,451	67,413
Pepco Group NV(c)	142	877
Pepkor Holdings Ltd.	84,762	76,444
President Chain Store Corp.	10,391	86,608
Reece Ltd.	2,916	50,344
RH(c)	198	53,842
Seria Co. Ltd.	50	865
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	22,438	33,270
Sundrug Co. Ltd.	28	712
USS Co. Ltd.	4,461	34,761
Welcia Holdings Co. Ltd.	58	800
Zensho Holdings Co. Ltd.	559	21,916
		1,679,679

Savings & Loans - 0.3%
Brookline Bancorp, Inc.	11,856	102,554
Capitol Federal Financial, Inc.	16,860	87,166
Northwest Bancshares, Inc.	18,951	207,514
TFS Financial Corp.	3,989	52,575
		449,809

Semiconductors - 5.0%
Ambarella, Inc.(c)	593	34,548
Amkor Technology, Inc.	1,625	52,959
ASE Technology Holding Co. Ltd.	278,403	1,349,301
ASM International NV	2,286	1,588,772
Axcelis Technologies, Inc.(c)	322	36,222
Cirrus Logic, Inc.(c)	470	53,909
Disco Corp.	3,168	1,239,621
FormFactor, Inc.(a)(c)	639	34,966
IPG Photonics Corp.(c)	406	35,212
Kulicke & Soffa Industries, Inc.(a)	743	33,933
Lasertec Corp.	3,168	816,267
MaxLinear, Inc.(c)	1,900	33,763
MediaTek, Inc.	19,177	731,111
Nova Ltd.(c)	251	52,371
Novatek Microelectronics Corp.	2,108	38,589
NXP Semiconductors NV	8,011	2,179,793
Power Integrations, Inc.(a)	686	52,143
Rambus, Inc.(a)(c)	952	52,608
Rohm Co. Ltd.	58	749
Silicon Laboratories, Inc.(c)	408	51,477
u-blox Holding AG	324	34,370
UMS Holdings Ltd.	38,080	34,088
Will Semiconductor Co Ltd Shanghai - Class A	9,900	128,506
		8,665,278

Software - 11.6%
ACI Worldwide, Inc.(c)	1,482	53,367
Adeia, Inc.	16,505	195,254
Adobe, Inc.(c)	3,698	1,644,722
Akamai Technologies, Inc.(a)(c)	3,076	283,730
Altair Engineering, Inc. - Class A(c)	567	49,516
ANSYS, Inc.(c)	3,065	972,984

AppLovin Corp. - Class A(c)	5,886	479,591
Asana, Inc. - Class A(a)(c)	2,469	32,220
Atlassian Corp. - Class A(c)	1,173	183,997
Autodesk, Inc.(c)	3,965	799,344
Blackline, Inc.(c)	1,046	49,915
Box, Inc. - Class A(c)	1,423	38,777
Broadridge Financial Solutions, Inc.	2,856	573,399
Cadence Design Systems, Inc.(c)	5,125	1,467,339
Cloudflare, Inc. - Class A(c)	2,604	176,265
CommVault Systems, Inc.(c)	336	36,149
Confluent, Inc. - Class A(c)	1,839	47,759
Constellation Software, Inc./Canada	339	942,796
CSG Systems International, Inc.	1,280	55,232
Datadog, Inc. - Class A(c)	2,410	265,534
DocuSign, Inc.(c)	1,257	68,808
Dynatrace, Inc.(c)	4,629	211,684
E2open Parent Holdings, Inc. - Class A(c)	1,207	5,625
Electronic Arts, Inc.	6,418	852,824
Evolent Health, Inc. - Class A(a)(c)	1,602	33,946
GFT Technologies SE	924	26,883
Gitlab, Inc. - Class A(c)	675	31,853
Guidewire Software, Inc.(c)	724	82,478
HashiCorp, Inc. - Class A(c)	1,094	36,737
HubSpot, Inc.(c)	490	299,415
Jack Henry & Associates, Inc.	2,028	333,971
Kinaxis, Inc.(c)	796	85,518
Manhattan Associates, Inc.(c)	153	33,590
Monday.com Ltd.(a)(c)	146	32,983
MongoDB, Inc.(a)(c)	479	113,073
MSCI, Inc.	1,746	864,584
Nemetschek SE	425	38,548
NetEase, Inc.	30,916	543,762
Nutanix, Inc. - Class A(c)	498	27,547
Open Text Corp.	13,991	409,317
Paychex, Inc.	12,811	1,539,370
Phreesia, Inc.(c)	2,677	50,649
Privia Health Group, Inc.(a)(c)	2,020	35,087
Procore Technologies, Inc.(c)	511	34,303
Progress Software Corp.(a)	1,034	52,372
PROS Holdings, Inc.(c)	3,460	102,001
PTC, Inc.(a)(c)	3,966	698,968
Roper Technologies, Inc.	3,762	2,004,243
Sapiens International Corp NV	2,560	85,811
ServiceNow, Inc.(c)	1,653	1,085,905
Smartsheet, Inc. - Class A(c)	908	33,596
SPS Commerce, Inc.(c)	186	34,985
SS&C Technologies Holdings, Inc.	12,758	791,634
SUSE SA(d)	2,113	24,980
Take-Two Interactive Software, Inc.(c)	1,905	305,486
Temenos AG	580	37,289
Teradata Corp.(c)	1,109	36,165
The Descartes Systems Group, Inc.(c)	904	83,467
Twilio, Inc. - Class A(c)	1,775	101,885
Veeva Systems, Inc. - Class A(c)	2,498	435,277
WiseTech Global Ltd.	1,051	67,569
Workiva, Inc. - Class A(c)	453	34,867
		20,156,945

Storage - Warehousing - 0.0%(b)
Mitsui-Soko Holdings Co. Ltd.	1,282	35,243

Telecommunications - 6.1%
America Movil SAB de CV(c)	1,616,581	1,492,068
BT Group PLC	147,020	244,465
Calix, Inc.(c)	1,057	37,735
Chunghwa Telecom Co. Ltd.	88,905	351,295
Deutsche Telekom AG	1,918	46,412
Elisa Oyj	1,507	69,857
Extreme Networks, Inc.(c)	3,133	34,933
Far EasTone Telecommunications Co. Ltd.	20,069	51,731
Freenet AG	34	885
Intouch Holdings PCL	37,543	68,626
Juniper Networks, Inc.	64,092	2,286,162
Koninklijke KPN NV	14,231	53,207
Maxis Bhd	131,496	101,409
NEXTDC Ltd.(c)	5,687	67,284
PCCW Ltd.	160,478	85,743
Proximus SADP	100	785
PT Tower Bersama Infrastructure Tbk	6,682	728
Shenzhen Transsion Holdings Co. Ltd. - Class A	7,672	138,740
Singapore Telecommunications Ltd.	579,221	1,062,712
SoftBank Corp.	82,833	994,924
Spark New Zealand Ltd.	58,284	149,506
Swisscom AG	2,263	1,249,711
Taiwan Mobile Co. Ltd.	15,667	51,024
Tele2 AB - Class B	5,607	54,699
Telecom Italia SpA/Milano(c)	2,280	599
Telefonica SA	166,857	776,184
Telia Co. AB	13,400	34,719
TIM SA/Brazil	22,307	67,525
TIME dotCom Bhd	53,125	59,592
Vodacom Group Ltd.	55,254	271,318
Vodafone Group PLC	723,969	697,035
		10,601,613

Toys, Games & Hobbies - 0.1%
Bandai Namco Holdings, Inc.	4,520	82,320

Transportation - 0.5%
Clarkson PLC	1,664	87,181
Hankyu Hanshin Holdings, Inc.	52	1,364
Keikyu Corp.	74	546
Keisei Electric Railway Co. Ltd.	20	718
Kuehne + Nagel International AG	2,422	685,941
Odakyu Electric Railway Co. Ltd.	112	1,173
SG Holdings Co. Ltd.	88	889
Taiwan High Speed Rail Corp.	56,328	52,166
Tokyu Corp.	138	1,611
West Japan Railway Co.	32	639
Yamato Holdings Co. Ltd.	82	940
		833,168

Water - 0.4%
Aguas Andinas SA - Class A	169,102	50,064
American States Water Co.(a)	3,037	223,493
California Water Service Group	4,359	217,470
SJW Group	2,166	118,502
		609,529
TOTAL COMMON STOCKS (Cost $165,103,966)		178,804,766

SHORT-TERM INVESTMENTS - 7.1%
Investments Purchased with Proceeds from Securities Lending - 6.9%
Mount Vernon Liquid Assets Portfolio, LLC(e)	12,036,733	12,036,733

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.24%(e)	385,581	385,581
TOTAL SHORT-TERM INVESTMENTS (Cost $12,422,314)		12,422,314

TOTAL INVESTMENTS - 110.0% (Cost $177,526,280)		$191,227,080
Liabilities in Excess of Other Assets - (10.0)%		(17,323,657)
TOTAL NET ASSETS - 100.0%		$173,903,423

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Advanced Subscription Agreement

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

SA/NV - Societe Anonime/Naamloze Vennootschap

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $11,772,256 which represented 6.8% of net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $24,980 or 0.0% of net assets as of May 31, 2024.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Exposure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Adasina Social Justice All Cap Global ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	178,779,786	—	24,980	178,804,766
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	12,036,733
Money Market Funds	385,581	—	—	385,581
Total Investments	179,165,367	—	24,980	191,227,080

Refer to the Schedule of Investments for additional information.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.
Common Stock
Balance as of August 31, 2023	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(9,647)
Purchases	2,510
Sales	—
Transfer into and/or out of Level 3	32,117
Corporate actions	—
Balance as of May 31, 2024	$24,980

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at May 31, 2024:	$(9,647)